Cash and cash equivalents - Additional Information (Details) € in Thousands, $ in Millions					1 Months Ended	12 Months Ended
	Dec. 15, 2020 EUR (€)	Dec. 15, 2020 USD ($)	Jul. 28, 2020 EUR (€)	Jul. 27, 2020 EUR (€)	Jul. 10, 2020 EUR (€)	Dec. 31, 2020 EUR (€)	Dec. 31, 2019 EUR (€)	Dec. 31, 2018 EUR (€) [1]
Disclosure of Cash and Cash Equivalents [Line Items]
Increase in cash						€ 94,057
Net proceeds from issue of ordinary shares	€ 82,800	$ 100.4
Capital increases		$ 113.3	€ 18,600	€ 18,800		113,650	€ 29,517	€ 0
Increase in loans and conditional advances						€ 10,350	€ 14,000	€ 16,000
Non-Dilutive Financing Agreement, BPI France and HSBC France
Disclosure of Cash and Cash Equivalents [Line Items]
Increase in loans and conditional advances					€ 10,000

[1]	The Company applied the new standard IFRS 16 – Leases starting January 1, 2019 following the modified retrospective method, the comparative financial statements are therefore not restated (see Note 2.1 for further details on the impacts of the first application of IFRS 16 – Leases)